SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Policy Text Block [Abstract]
Basis of Accounting [Text Block]	Accounting Method The Company’s financial statements are prepared using the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America.

Earnings Per Share, Policy [Policy Text Block]
Earnings (Losses) Per Share
Basic net income/loss per share was computed by dividing the net income/loss by the weighted average number of shares outstanding during the year.  The weighted average number of shares was calculated by taking the number of shares outstanding and weighting them by the amount of time they were outstanding.  The Company presents EPS on a combined basis because Class B common stock has all of the rights and privileges of Class A common stock, except for voting rights. See Note 1 and 3. Additionally, if the two class method were used the EPS would be identical.

Cash and Cash Equivalents, Policy [Policy Text Block]	Cash Equivalents The Company considers cash, certificates of deposit, and debt instruments with a maturity of three months or less when purchased to be cash equivalents.

Use of Estimates, Policy [Policy Text Block]
Estimates
The preparation of financial statements in accordance with generally accepted accounting principles in the United States of America requires the use of estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities known to exist as of the date the financial statements are published, and the reported amounts of revenues and expenses during the reporting period.  Uncertainties with respect to such estimates and assumptions are inherent in the preparation of the Company’s financial statements; accordingly, it is possible that the actual results could differ from these estimates and assumptions and could have a material effect on the reported amounts of the Company’s financial position and results of operations.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Value Measures
The Company's financial instruments, as defined by the Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”) 825-10-50 Financial Instruments—Overall (and subtopics) , include cash, receivables, accounts payable and accrued expenses.  All instruments are accounted for on an historical cost basis, which, due to the short maturity of these financial instruments, approximates their fair values at June 30, 2017 and at December 31, 2016.

The standards under ASC 820 Fair Value Measurement define fair value, establish a framework for measuring fair value in accordance with generally accepted accounting principles, and expand disclosures about fair value measurements.  ASC 820 establishes a three-tier fair value hierarchy which prioritizes the inputs used in measuring fair value as follows:

•	Level 1. Observable inputs such as quoted prices in active markets;

•	Level 2. Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and

•	Level 3. Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The Company did not have any assets measured at fair value other than cash and deposits at June 30, 2017 and at December 31, 2016.

Fair Value of Financial Instruments
The Company's financial instruments as defined by ASC 825-10-50, include cash, receivables, accounts payable and accrued expenses.  All instruments are accounted for on a historical cost basis, which, due to the short maturity of these financial instruments, approximates fair value at December 31, 2016.

The standards under ASC 820 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles, and expands disclosures about fair value measurements.  FASB ASC 820 establishes a three-tier fair value hierarchy which prioritizes the inputs used in measuring fair value as follows:

Level 1.  Observable inputs such as quoted prices in active markets;
Level 2. Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and
Level 3.  Unobservable inputs in which there is little of no market data, which require the reporting entity to develop its own assumptions.

The Company did not have any assets measured at fair value at December 31, 2016.

Substantial Doubt about Going Concern [Text Block]
Going Concern
As shown in the accompanying financial statements, the Company has incurred cumulative operating losses since inception. As of June 30, 2017, the Company has limited financial resources with which to achieve its objectives and attain profitability and positive cash flows from operations. As shown in the accompanying balance sheets and statements of operations, the Company has an accumulated deficit of $4,555,191.  The Company's working capital (current assets minus current liabilities) is $37,246.

Achievement of the Company's objectives will depend on its ability to obtain additional financing, to generate revenue from current and planned business operations, and to effectively manage product and software development, operating and capital costs. The Company is in a development stage and has generated no operating revenue, profits or positive cash flows from operations.

The Company plans to fund its future operations by potential sales of its common stock or by issuing debt securities.  However, there is no assurance that IronClad will be able to achieve these objectives, therefore substantial doubt about its ability to continue as a going concern exists. The financial statements do not include adjustments relating to the recoverability of recorded assets nor the implication of associated bankruptcy costs should IronClad be unable to continue as a going concern.

Going Concern
As shown in the accompanying financial statements, the Company has incurred operating losses since inception. As of December 31, 2016, the Company has no financial resources with which to achieve its objectives and obtain profitability and positive cash flows. As shown in the accompanying balance sheets and statements of operations, the Company has an accumulated deficit of $213,581 and the Company's working capital is $58,870. Achievement of the Company's objectives will be dependent upon the ability to obtain additional financing, and generate revenue from current and planned business operations, and control costs. The Company is in the development stage and has generated no operating income.

The Company plans to fund its future operations by joint venturing or obtaining additional financing from investors and/or lenders. However there is no assurance that the Company will be able to achieve these objectives, therefore substantial doubt about its ability to continue as a going concern exists. The financial statements do not include adjustments relating to the recoverability of recorded assets nor the implication of associated bankruptcy costs should the Company be unable to continue as a going concern.

Income Tax, Policy [Policy Text Block]
Provision for Income Taxes
Income taxes are provided based upon the liability method of accounting pursuant to ASC 740-10-25 Income Taxes – Recognition.  Under the approach, deferred income taxes are recorded to reflect the tax consequences in future years of differences between the tax basis amounts of assets and liabilities and their financial reporting amounts at each period-end.  A valuation allowance is recorded against deferred tax asset amounts if management does not believe the Company has met the “more likely than not” standard imposed by ASC 740-10-25-5 to allow recognition of such an asset.  See Note 8.

Provision for Taxes
Income taxes are provided based upon the liability method of accounting pursuant to ASC 740-10-25 Income Taxes – Recognition .  Under the approach, deferred income taxes are recorded to reflect the tax consequences in future years of differences between the tax basis of assets and liabilities and their financial reporting amounts at each year-end.  A valuation allowance is recorded against deferred tax assets if management does not believe the Company has met the “more likely than not” standard imposed by ASC 740-10-25-5 to allow recognition of such an asset. See Note 5.

Capitalization of Internal Costs, Policy [Policy Text Block]
Capitalization of Patent and Trademark Costs
The Company capitalizes its legal, patent agent and related filing fees and costs associated with the patents it holds and is developing.  The amounts are carried as an intangible asset in the financial statements.  The costs of the patents or trademarks are written off ratably (expensed) over the expected useful technological or economic life of the individual assets.  The legal life of a patent is typically about 17 years.  See Note 3.

New Accounting Pronouncements, Policy [Policy Text Block]
New Accounting Requirements and Disclosures
Accounting standards that have been issued or proposed by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Company does not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to its financial condition, results of operations, cash flows or disclosures.

New Accounting Pronouncements
The Company has evaluated the authoritative guidance issued during the year ended December 31, 2016 and does not expect the adoption of these standards to have a material effect on its financial position or results of operations.

Reclassifications [Text Block]
Reclassification of Prior Year Presentation
Certain prior year amounts have been reclassified to provide greater line item detail for consistency with the current period presentation. These reclassifications had no effect on the reported results of operations.  This change in classification has no effect on previously reported cash flows in the Condensed Consolidated Statement of Cash Flows, and had no effect on the previously reported Condensed Consolidated Statement of Operation for any period.

Reclassification

Certain amounts in prior period financial statements have been reclassified to conform to the presentation in the current period financial statements.  The reclassification had no effect on reported net losses, total assets or total equity.